Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Schedule of Long-term debt

	December 31, 2021	December 31, 2020	January 1, 2020
	$	$	$
		(recast – note 2)	(recast – note 2)
ACOA Atlantic Innovation Fund (“AIF”), interest-free loan[1] with a maximum contribution of CAD$3,786. Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than CAD$5,000 and 5% when gross revenues are greater than CAD$5,000. As at December 31, 2021, the amount drawn down on the loan, net of repayments, is $2,927 (2020 - $2,929).	1,088	1,191	1,079

ACOA AIF, interest-free loan[1] with a maximum contribution of CAD$3,000. Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than CAD$5,000 and 5% when gross revenues are greater than CAD$5,000. As at December 31, 2021, the amount drawn down on the loan is $2,341 (2020 - $2,343).	911	954	950

ACOA Business Development Program, interest-free loan with a maximum contribution of CAD$395, repayable in monthly payments commencing October 2015 of CAD$3 until October 2017 and CAD$6 until June 2023. As at December 31, 2021, the amount drawn down on the loan, net of repayments, is $78 (2019 - $131).	76	125	139

ACOA AIF, interest-free loan[1] with a maximum contribution of CAD$2,944, annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 years and 10%, thereafter. As at December 31, 2021, the amount drawn down on the loan is $2,303 (2020 - $2,303).	937	858	1,138

TNC 120-140 Eileen Stubbs Ltd. (the Landlord) loan, with an original balance of CAD$300, bearing interest at 8% per annum, is repayable in monthly payments of $4 beginning February 1, 2019 until May 1, 2028. As at December 31, 2021, the balance on the loan is $179 (2020 - $199).	179	199	214

(15)

IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of United States dollars except for share and per share amounts)

10Long-term debt (continued)

Province of Nova Scotia (the “Province”), secured loan with a maximum contribution of CAD$5,000, bearing interest at a rate equal to the Province’s cost of funds plus 1%, compounded semi-annually and payable monthly. The loan is repayable in monthly payments beginning July 1, 2023 of CAD$83 plus interest until December 2027. The Corporation and its subsidiary have provided a general security agreement granting a first security interest in favour of the Province of Nova Scotia in and to all the assets of the Corporation and its subsidiary, including the intellectual property. As at December 31, 2021, this loan has been fully repaid.

	–	3,261	2,980

ACOA Regional Economic Growth through Innovation[1] – Business Scale-Up and Productivity Program, interest-free loan with a maximum contribution of CAD$1,000. Annual repayments, commencing September 1, 2022, are calculated as a percentage of gross revenue from DPX-COVID-19 product(s) for the preceding fiscal year, at 5% when gross revenues are less than CAD$5,000 and 10% when gross revenues are greater than CAD$5,000. Subsequent to September 1, 2024, any outstanding balance is payable in full on December 31, 2024 from DPX-COVID-19 gross revenues. As at December 31, 2021, the amount drawn down on the loan is $704 (2020 - $704).

	192	318	–
Venture loan with Horizon Technology Finance Corporation and Powerscourt investments XXV, LP (“Venture Loan”) bearing interest at The Wall Street Journal prime rate plus 5.75%, compounded annually and payable monthly, maturity on July 1, 2025, with effective interest rate of 13.06%	14,619	–	–
	18,002	6,906	6,500
Less: current portion	73	856	68
	17,929	6,050	6,432

[1]These loans are repayable based on a percentage of gross revenue, if any. The carrying amount of these loans is reviewed each reporting period and adjusted as required to reflect management’s best estimate of future cash flows, based on a number of assumptions, discounted at the original effective interest rate.

Schedule of Repayments of Long-term debt

The minimum annual principal repayments of long-term debt over the next five years, excluding the repayments of the Conditional ACOA loans for 2021 and beyond which are not determinable at this time, are as follows:

$
Year ending December 31, 2022	74
2023	51
2024	9,193
2025	5,862
2026	31

	December 31, 2021	December 31, 2020
	$	$
		(recast – note 2)
Balance – Beginning of period	6,906	6,500
Borrowings	14,520	782
Accreted interest and valuation adjustments	907	27
Revaluation of long-term debt	(367)	(491)
Repayment of debt	(4,069)	(31)
Currency translation adjustment (note 2)	105	119
Balance – End of period	18,002	6,906
Less: Current portion	73	856
Non-current portion	17,929	6,050